CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive Income Disclosure [Line Items]
Net income	$ 1,381	[1]	$ 703	[1]	$ 1,122	[1]
Comprehensive income, net of income tax
Total other comprehensive income (loss)	(189)	[1]	46	[1]	141	[1]
Preferred dividends of subsidiaries	(8)	[1]	(10)	[1]	(10)	[1]
Before-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net income	1,339	[1],[2]	719	[1],[2]	1,129	[1],[2]
Comprehensive income, net of income tax
Foreign currency translation adjustments	(79)	[2]	47	[2]	102	[2]
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments	(54)	[2]
Available-for-sale securities	(2)	[2]	(10)	[2]	9	[2]
Pension and other postretirement benefits	(20)	[2]	23	[2]	(6)	[2]
Financial instruments	(26)	[2]	(22)	[2]	60	[2]
Total other comprehensive income (loss)	(181)	[2]	38	[2]	165	[2]
Total comprehensive income	1,158	[1]	757	[1]	1,294	[1]
Preferred dividends of subsidiaries	(8)	[2]	(10)	[2]	(10)	[2]
Total comprehensive income, after preferred dividends of subsidiaries	1,150	[2]	747	[2]	1,284	[2]
Income Tax (Expense) Benefit [Member]
Comprehensive income, net of income tax
Foreign currency translation adjustments	3
Available-for-sale securities	1		2		(2)
Pension and other postretirement benefits	8		(10)		3
Financial instruments	10		9		(22)
Total other comprehensive income (loss)	22		1		(21)
Total comprehensive income	22	[1]	1	[1]	(21)	[1]
Total comprehensive income, after preferred dividends of subsidiaries	22		1		(21)
Net-Of-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net income	1,339	[1]	719	[1]	1,129	[1]
Comprehensive income, net of income tax
Foreign currency translation adjustments	(76)		47		102
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments	(54)
Available-for-sale securities	(1)		(8)		7
Pension and other postretirement benefits	(12)		13		(3)
Financial instruments	(16)		(13)		38
Total other comprehensive income (loss)	(159)		39		144
Total comprehensive income	1,180	[1]	758	[1]	1,273	[1]
Preferred dividends of subsidiaries	(8)		(10)		(10)
Total comprehensive income, after preferred dividends of subsidiaries	1,172		748		1,263
Noncontrolling Interests [Member]
Comprehensive Income Disclosure [Line Items]
Net income	42	[1]	(16)	[1]	(7)	[1]
Comprehensive income, net of income tax
Foreign currency translation adjustments	6
Financial instruments	(36)		7		(3)
Total other comprehensive income (loss)	(30)		7		(3)
Total comprehensive income	12	[1]	(9)	[1]	(10)	[1]
Total comprehensive income, after preferred dividends of subsidiaries	12		(9)		(10)
Total Equity [Member]
Comprehensive Income Disclosure [Line Items]
Net income	1,381	[1]	703	[1]	1,122	[1]
Comprehensive income, net of income tax
Foreign currency translation adjustments	(70)		47		102
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments	(54)
Available-for-sale securities	(1)		(8)		7
Pension and other postretirement benefits	(12)		13		(3)
Financial instruments	(52)		(6)		35
Total other comprehensive income (loss)	(189)		46		141
Total comprehensive income	1,192	[1]	749	[1]	1,263	[1]
Preferred dividends of subsidiaries	(8)		(10)		(10)
Total comprehensive income, after preferred dividends of subsidiaries	$ 1,184		$ 739		$ 1,253

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.
[2]	Except for Net Income and Total Comprehensive Income (Loss).